Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Fair Value of Financial Instruments
	December 31, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$16,958	$16,958	$14,221	$14,221
Restricted cash	$1,934	$1,934	$280	$280
Balance due from related parties, non-current	$7,862	$7,862	$5,765	$5,765
Long-term debt, including current portion, net	$(133,196)	$(135,075)	$(119,033)	$(120,660)
Financial Liability, including current portion, net	$(85,765)	$(87,530)	$—	$—

Fair value Measurements on a Recurring Basis
	Fair Value Measurements at December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$16,958	$16,958	$—	$—
Restricted cash	$1,934	$1,934	$—	$—
Balance due from related parties, non-current(1)	$7,862	$—	$7,862	$—
Long-term debt, including current portion, net(2)	$(135,075)	$—	$(135,075)	$—
Financial Liability, including current portion, net(3)	$(87,530)	$—	$(87,530)	$—

	Fair Value Measurements at December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$14,221	$14,221	$—	$—
Restricted cash	$280	$280	$—	$—
Balance due from related parties, non-current (1)	$5,765	$—	$5,765	$—
Long-term debt, including current portion, net(2)	$(120,660)	$—	$(120,660)	$—